SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contracts and contract-related liabilities with customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding Gaming Chips And Tokens [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	$ 37,354	$ 72,147	$ 205,780
Increase/ (Decrease), Contract with Customer Liability	(34,793)	(133,633)
Loyalty Program Liabilities [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	15,568	24,350	29,175
Increase/ (Decrease), Contract with Customer Liability	(8,782)	(4,825)
Advanced Customer Deposits And Ticket Sales [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer Liability	278,591	309,718	$ 277,867
Increase/ (Decrease), Contract with Customer Liability	$ (31,127)	$ 31,851